SHORT-TERM BORROWINGS (Narrative) (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Restricted cash	$ 2,129,162		$ 2,348,170
Property and buildings [Member]
Debt Instrument [Line Items]
Collateral pledged for bank loans	4,378,554		4,735,191
Machinery and equipment [Member]
Debt Instrument [Line Items]
Collateral pledged for bank loans	5,236,272		6,604,076
Land use rights [Member]
Debt Instrument [Line Items]
Collateral pledged for bank loans	$ 1,499,417		$ 1,445,812
Agricultural Bank of China [Member] | Note One [Member]
Debt Instrument [Line Items]
Issuance date of debt instrument	May 01, 2014
Term of debt instrument	12 months
Iinterest rate description	The loans bear a variable interest rate based on the prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 10 basis points.
Interest rate percentage	6.60%	6.60%
Agricultural Bank of China [Member] | Note Two [Member]
Debt Instrument [Line Items]
Issuance date of debt instrument	Jul. 01, 2014
Term of debt instrument	6 months
Iinterest rate description	The loans bear a variable interest rate based on the prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 10 basis points.
Interest rate percentage	6.60%	6.60%
Agricultural Bank of China [Member] | Note Three [Member]
Debt Instrument [Line Items]
Issuance date of debt instrument	Jan. 01, 2015
Term of debt instrument	12 months
Iinterest rate description	The loans bear a variable interest rate based on the prevailing interest rate set by the People’s Bank of China at the time of borrowing, plus 30 basis points.
Interest rate percentage	5.06%	5.06%
Agricultural Bank of China [Member] | Note Four [Member]
Debt Instrument [Line Items]
Issuance date of debt instrument	May 01, 2015
Term of debt instrument	6 months
Iinterest rate description	The loans bear a variable interest rate based on the prevailing interest rate set by the People’s Bank of China at the time of borrowing, plus 30 basis points.
Interest rate percentage	5.58%	5.58%
China Construction Bank [Member] | Note One [Member]
Debt Instrument [Line Items]
Face amount of debt instrument	$ 1,300,000
Issuance date of debt instrument	Jul. 01, 2014
Term of debt instrument	1 year
Interest rate percentage	6.30%	6.30%
China Construction Bank [Member] | Note One [Member] | CNY [Member]
Debt Instrument [Line Items]
Face amount of debt instrument | ¥		¥ 8.0
China Construction Bank [Member] | Note Two [Member]
Debt Instrument [Line Items]
Face amount of debt instrument	$ 1,232,343
Issuance date of debt instrument	Jul. 01, 2015
Term of debt instrument	12 months
Iinterest rate description	The loan bears interest rate which equals to China's one year loan prime rate, plus 29.25 base points.
Interest rate percentage	5.14%	5.14%
China Merchants Bank [Member] | Note One [Member]
Debt Instrument [Line Items]
Face amount of debt instrument	$ 1,600,000
Issuance date of debt instrument	Mar. 01, 2014
Term of debt instrument	1 year
Iinterest rate description	The loans bear a variable interest rate based on the prevailing interest rate set by the People's Bank of China at the time borrowing, plus 10 basis points.
Interest rate percentage	6.60%	6.60%
China Merchants Bank [Member] | Note Two [Member]
Debt Instrument [Line Items]
Face amount of debt instrument	$ 800,000
Issuance date of debt instrument	Mar. 01, 2014
Term of debt instrument	5 months
Iinterest rate description	The loans bear a variable interest rate based on the prevailing interest rate set by the People's Bank of China at the time borrowing, plus 10 basis points.
Interest rate percentage	4.12%	4.12%
China Merchants Bank [Member] | Note Three [Member]
Debt Instrument [Line Items]
Face amount of debt instrument	$ 1,000,000
Issuance date of debt instrument	Oct. 01, 2015
Term of debt instrument	6 years
Iinterest rate description	The loan bears a variable interest rate based on six-month of LIBOR, plus 60 basis points.
Interest rate percentage	1.13%	1.13%
China Merchants Bank [Member] | Note Three [Member] | CNY [Member]
Debt Instrument [Line Items]
Face amount of debt instrument | ¥		¥ 6.5
China Merchants Bank [Member] | Note Four [Member]
Debt Instrument [Line Items]
Face amount of debt instrument	$ 1,000,000
Issuance date of debt instrument	Dec. 01, 2015
Term of debt instrument	6 years
Iinterest rate description	The loan bears a variable interest rate based on six-month of LIBOR, plus 60 basis points.
Interest rate percentage	1.42%	1.42%
China Merchants Bank [Member] | Note Four [Member] | CNY [Member]
Debt Instrument [Line Items]
Face amount of debt instrument | ¥		¥ 6.4
PingAn Bank [Member] | Multiple Loans Issuance One [Member]
Debt Instrument [Line Items]
Face amount of debt instrument	$ 2,440,610
PingAn Bank [Member] | Multiple Loans [Member]
Debt Instrument [Line Items]
Iinterest rate description	These loans bear a variable interest rate based on the prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 25 basis points.
Interest rate percentage, minimum	7.00%
Interest rate percentage, maximum	7.10%
PingAn Bank [Member] | Multiple Loans [Member] | Minimum [Member]
Debt Instrument [Line Items]
Issuance date of debt instrument	Mar. 01, 2014
Term of debt instrument	6 months
PingAn Bank [Member] | Multiple Loans [Member] | Maximum [Member]
Debt Instrument [Line Items]
Issuance date of debt instrument	Sep. 01, 2014
Term of debt instrument	1 year
PingAn Bank [Member] | Multiple Loans Issuance Two [Member]
Debt Instrument [Line Items]
Face amount of debt instrument	$ 2,310,643
Issuance date of debt instrument	Mar. 01, 2015
PingAn Bank [Member] | Multiple Loans Issuance Two [Member] | Minimum [Member]
Debt Instrument [Line Items]
Term of debt instrument	6 years
Interest rate percentage, minimum	6.40%
PingAn Bank [Member] | Multiple Loans Issuance Two [Member] | Maximum [Member]
Debt Instrument [Line Items]
Term of debt instrument	1 year
Interest rate percentage, minimum	7.06%
China Citic Bank [Member] | Multiple Loans [Member]
Debt Instrument [Line Items]
Maturity date of debt instrument	Mar. 17, 2016
Iinterest rate description	The interest rate is equal to three-month of LIBOR.
China Citic Bank [Member] | Multiple Loans [Member] | Minimum [Member]
Debt Instrument [Line Items]
Term of debt instrument	4 months
China Citic Bank [Member] | Multiple Loans [Member] | Maximum [Member]
Debt Instrument [Line Items]
Term of debt instrument	1 year
Industrial and Commercial Bank of China [Member] | Multiple Loans [Member]
Debt Instrument [Line Items]
Interest rate percentage, minimum	2.33%
Interest rate percentage, maximum	6.16%
Industrial and Commercial Bank of China [Member] | Multiple Loans [Member] | Minimum [Member]
Debt Instrument [Line Items]
Term of debt instrument	5 months
Industrial and Commercial Bank of China [Member] | Multiple Loans [Member] | Maximum [Member]
Debt Instrument [Line Items]
Term of debt instrument	1 year
Shanghai Pudong Development Bank [Member] | Multiple Loans [Member]
Debt Instrument [Line Items]
Interest rate percentage, minimum	4.80%
Interest rate percentage, maximum	5.00%
Shanghai Pudong Development Bank [Member] | Multiple Loans [Member] | Minimum [Member]
Debt Instrument [Line Items]
Term of debt instrument	3 months
Shanghai Pudong Development Bank [Member] | Multiple Loans [Member] | Maximum [Member]
Debt Instrument [Line Items]
Term of debt instrument	4 months
Bank of China [Member] | Multiple Loans [Member]
Debt Instrument [Line Items]
Iinterest rate description	fixed interest rates based on LIBOR (for loans dominated in USD) or prime loan rates issued by People's Bank of China (for loans dominated in RMB), plus certain base point.
Interest rate percentage, minimum	1.58%
Interest rate percentage, maximum	6.72%
Restricted cash	$ 1,241,458
Bank of China [Member] | Multiple Loans [Member] | Minimum [Member]
Debt Instrument [Line Items]
Term of debt instrument	2 months
Bank of China [Member] | Multiple Loans [Member] | Maximum [Member]
Debt Instrument [Line Items]
Term of debt instrument	12 months